Other Financial Assets (Details) - Schedule of Other Financial Assets - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Other Financial Assets [Abstract]
Security deposits	$ 65,485	$ 37,500
Investment in Triage - at fair value through profit and loss (Refer to Note 41)	764,209	2,565,082
Other financial assets	$ 829,694	$ 2,602,582